Preferred and Common Stock	6 Months Ended
Jun. 30, 2015
Preferred and Common Stock [Abstract]
PREFERRED AND COMMON STOCK
NOTE 14: PREFERRED AND COMMON STOCK
Preferred Stock
As of June 30, 2015, the Company was authorized to issue 10,000,000 shares of $0.0001 par value preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.
On June 30, 2015, 162 shares of Series B Convertible Preferred Stock (being 30% of the 540 shares originally issued), with nominal value of $10 per share, were mandatorily converted into 64,800 shares of common stock at a conversion ratio of 1:25.
As of each of June 30, 2015 and December 31, 2014, there were 4,378 and 4,540 shares of preferred stock issued and outstanding, respectively.
Series D Convertible Preferred Stock
On each of August 31, 2012, October 31, 2012, February 13, 2013 and April 24, 2013, Navios Acquisition issued 300 shares of its authorized Series D Convertible Preferred Stock (nominal and fair value $3,000) to a shipyard, in partial settlement of the purchase price of each of the newbuilding LR1 product tankers, Nave Cassiopeia, Nave Cetus, Nave Atropos and Nave Rigel. The preferred stock includes a 6% per annum dividend payable quarterly, starting one year after delivery of each vessel. The Series D Convertible Preferred Stock will mandatorily convert into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock shall have the right to convert such shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The Series D Convertible Preferred Stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Convertible Preferred Stock (or converted common shares) at their nominal value of $10.00 at the holder's option. Beginning 18 months and no later than 60 months after the issuance of the preferred stock, the holder can exercise the option to request the redemption of up to 250 shares of preferred stock (or converted common shares) on a quarterly basis.
The fair value was determined using a combination of the Black-Scholes model and discounted projected cash flows for the conversion option and put, respectively. The model used takes into account the credit spread of Navios Acquisition, the volatility of its stock, as well as the price of its stock at the issuance date. The convertible preferred stock is classified as temporary equity (i.e., apart from permanent equity) as a result of the redemption feature upon exercise of the put option granted to the holder of the preferred stock.
In January 2015, Navios Acquisition redeemed, through the holder's put option, 250 shares of the Series D Convertible Preferred Stock and paid $2,500 to the holder upon redemption.
In March 2015, 200 shares of Series D Convertible Preferred Stock were mandatorily converted into 200,000 shares of common stock. In conjunction with the conversion, the 200,000 shares of common stock have been reclassified to puttable common stock within temporary equity, as a result of an embedded put option of the holder for up to 30 months.
Further, in April 2015, Navios Acquisition redeemed, through the holder's option, 25,000 shares of puttable common stock and paid $250 to the holder upon redemption.
In April 2015, Navios Acquisition redeemed, through the holder's put option, 75 shares of the Series D Convertible Preferred Stock and paid $750 to the holder upon redemption.
In April 2015, 200 shares of Series D Convertible Preferred Stock were mandatorily converted into 200,000 shares of common stock. In conjunction with the conversion, the 200,000 shares of common stock have been reclassified to puttable common stock within temporary equity, as a result of an embedded put option of the holder for up to 30 months.
As of each of June 30, 2015 and December 31, 2014, 475 and 1,200 shares of Series D Convertible Preferred Stock, respectively, were outstanding.

	Series D Preferred Stock
	Number of preferred shares	Amount
Balance at December 31, 2013	1,200	$12,000
Balance at December 31, 2014	1,200	$12,000
Conversion of 400 shares of the Series D Preferred Stock into 400,000 shares of puttable common stock	(400)	(4,000)
Redemption of Series D Preferred Stock	(325)	(3,250)
Balance at June 30, 2015	475	$4,750

	Puttable Common Stock
	Number of common shares	Amount
Balance at December 31, 2013	—	$—
Balance at December 31, 2014	—	$—
Conversion of 400 shares of the Series D Preferred Stock into 400,000 shares of puttable common stock	400,000	4,000
Redemption of puttable common stock	(25,000)	(250)
Balance at June 30, 2015	375,000	$3,750

Common Stock
As of June 30, 2015, the Company was authorized to issue 250,000,000 shares of $0.0001 par value common stock.
On March 2, 2015, 200 shares of the Series D Convertible Preferred Stock were mandatorily converted into 200,000 shares of puttable common stock and on April 24, 2015, 25,000 shares of such puttable common stock were redeemed for $250.
On April 30, 2015, 200 shares of the Series D Convertible Preferred Stock were mandatorily converted into 200,000 shares of puttable common stock.
On June 30, 2015, 162 shares of Series B Convertible Preferred Stock were converted into 64,800 shares of common stock.